Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Land Use Rights, Net
Land use rights	¥ 170,279	¥ 84,068
Less: Accumulated amortization	(5,622)	(3,222)
Land use rights, net	164,657	80,846		$ 23,948
Amortization expenses	¥ 2,400	¥ 1,681	¥ 1,541